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                       SENIOR HIGH INCOME PORTFOLIO, INC.



                                                                February 9, 1996


VIA ELECTRONIC FILING
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attn: Division of Investment Management

     Re:  Senior High Income Portfolio, Inc.
     Pre-Effective Amendment No. 1 to the
     Registration Statement on Form N-14
     (Securities Act File No. 33-65521;
     Investment Company Act File No. 811-7456)
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Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Senior High Income Portfolio, Inc. (the "Fund") hereby certifies that:

     (1) the form of prospectus and proxy statement that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14, constituting the most recent amendment to the Fund's Registration Statement on Form N-14; and

     (2) the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically with the Securities and Exchange Commission on February 2, 1996.


                                        Very truly yours,

                                        Senior High Income Portfolio, Inc.



                                        By: /s/ Patrick D. Sweeney
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                                                Patrick D. Sweeney, Secretary